BULLFINCH FUND, INC.
1370 PITTSFORD MENDON ROAD
MENDON, NEW YORK 14506
(585)  624- 3150
1-888-BULLFINCH
(1-888-285-5346)

Annual Report
June 30, 2002

Management's Discussion of Fund Performance

									August 15, 2002
Dear Fellow Shareholders:

We are very proud to present the June 2002 Annual Report of the Bullfinch Fund, Inc. This report contains the audited financial statements for both the Unrestricted Series and the Western New York Series.

This has been a roller coaster year for the market. Thanks to our ability to maintain defensive positions in both our portfolios, they have been able to stave off the worst of the market decline. Indeed, for the 12 months ending June 30, 2002, while the Value Line Geometric Index (our benchmark index) - as well as the popular S&P 500 - were both down nearly 19%, both our portfolios were down just over 9%. As always, past performance can never predict future performance. Still, we like to point these numbers out as a way of explaining our management style. We try to build our portfolios in a manner to reduce downside risk.

And our success in this goal has not gone unrecognized. During the year 2001, the Unrestricted Series was up 16.73% and the Western New York Series was up an even higher amount - 17.69%. Indeed, the Unrestricted Series was ranked fourth in the nation by the Wall Street Journal's Annual Mutual Fund Rankings. (Keep in mind, last year, popular indices like the S&P500 and NASDAQ fell 13% and 21% respectively.) Of course, given the historically poor market in 2002, we should not expect a repeat of those results this year. Yet, despite the fact that we were (like many other professionals) misled by WorldCom, through June 30, 2002, both our funds are recognized by Lipper as among the best in their categories (for more information, go to www.lipperleaders.com).

As conservative long-term investors, we see today's markets as a tremendous opportunity. We believe three things drive markets: earnings, interest rates and psychology. Corporate earnings appear to be heading towards more favorable reporting comparisons and the interest rate environment continues to be positive. That leaves psychology. We believe just as an irrationally exuberant psychology pushed the markets up to unsustainable heights a few years ago, an equally irrational gloom of despair clouds today's markets. While no one could exactly predict when the market top would occur, it eventually did peak and the market came crashing down. Our shareholders profited handsomely during that turnaround. Similarly, while no one could exactly predict when this market bottom will occur, no one doubts that the market will eventually recover. We're constantly updating our portfolios so, once again, our shareholders can benefit from that anticipated turnaround.

We wish to thank our shareholders for expressing their confidence in us and wish them continued good fortune in the coming year.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa, CTFA
President


UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF
JUNE 30, 2002
TOGETHER WITH
INDEPENDENT AUDITORS' REPORT

BONN, SHORTSLEEVE & GRAY, LLP
Certified Public Accountants
300 Linden Oaks Office Park
Rochester, NY 14625
Tel 585-381-9660
Fax 585-248-0603

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Bullfinch Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of the of the Unrestricted Series (a series within Bullfinch Fund, Inc.), including the schedules of investments in securities, as of June 30, 2002 and 2001, and the related statements of operations, changes in net assets and the financial highlights for the years ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights of the Bullfinch Fund, Inc. as of June 30, 1999, were audited by other auditors whose report dated August 4, 2000, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002 and 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Unrestricted Series (a series within the Bullfinch Fund, Inc.) as of June 30, 2002 and 2001, and the results of its operations, the change in its net assets and the financial highlights for the years ended in conformity with generally accepted accounting principles.

BONN, SHORTSLEEVE & GRAY, LLP
Rochester, New York
August 15, 2002











UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002


ASSETS

Investments in securities, at fair value,
 identified cost $1,387,048                           	    $ 1,466,913

Cash                                                      	        534,195

Accrued interest and dividends                                        2,797

Prepaid expenses                                                      1,261

                                                         	---------------
Total assets                                            	      2,005,166
                                                          	===============
LIABILITIES
Accounts payable                                            	    9,468
                                                            ---------------

NET ASSETS
Net assets (equivalent to $ 11.91 based on
167,573.326 shares of stock outstanding)                        $ 1,995,698
                                                        	===============

COMPOSITION OF NET ASSETS
   Shares of common stock                              	    $ 1,961,004

   Accumulated net investment loss                                  (45,171)

   Net unrealized appreciation of investments                        79,865
                                                         	---------------

Net assets at June 30, 2002                            	    $ 1,995,698
                                                        	===============

        The accompanying notes are an integral part of these statements.














UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
JUNE 30, 2002

                                                Historical
Common Stocks - 100%                 Shares         Cost         Value

   Computer software - 12.5%
      Microsoft Corp.		       1,000	  55,519	   54,700
      Oracle 			       5,500        72,365	   52,085
      Synopsis, Inc.                 1,400     	  60,178       76,734
                                               ---------     --------
                                                 188,062      183,519


Utilities - 12.0%
      Chesapeake Utilities Corp.	 2,800        51,615       53,228
      Empire District Electric Co.   1,250        21,665       25,625
      Hawaiian Electric              1,250        41,040       53,188
      Northwestern Corp.		 2,600        59,748       44,070
                                               ---------     --------
                                                 174,068      176,110
   Banking and Finance - 11.2%
      First American Corp.           3,000        55,075	   69,000
      Fiserv, Inc.                   1,500        21,566       55,065
      National City Corp.            1,200        28,461       39,900
                                                --------     --------
                                                 105,102      163,965
Retail - General - 8.6%
      Dollar General Corporation     3,052        42,397       58,080
      Family Dollar Stores, Inc.     1,950	  31,662	   68,738
                                                --------     --------
                                                  74,059      126,818
Semiconductor - 8.0%
      Intel, Inc.			       4,050        97,800       73,993
      Motorola, Inc.                 3,000    	  46,380       43,260
                                                --------     --------
                                                 144,180      117,253

  Leisure and Recreational -  7.8%
      Hasbro, Inc.                   1,400        16,142       18,984
      Mattel, Inc.                   4,550        52,852       95,914
                                                --------     --------
                                                  68,994      114,898
  Computers - Hardware - 5.8%
       Dell Computer Corp.           3,250        80,811       84,955

  Tobacco Products - 5.5%
      Phillip Morris                 1,850        40,459       80,808


  Foods and Beverages - 4.7%
      Conagra Foods, Inc.            2,500        55,527       69,125

  Pharmaceuticals - 4.7%
      Mylan Laboratories, Inc.       2,200        58,654       68,970

  Telecommunications Equipment - 4.6%
      Cisco Systems		       2,200	  59,279	   30,690
      Corning, Inc.		      10,400	  98,443	   36,920
						            --------     --------
					                   157,722       67,610
  Office Equipment - 4.2%
      Diebold, Inc.                  1,650        41,068       61,446

  Medical Products and Supplies - 3.2%
      Impath, Inc.            	 2,600        56,238       46,670

  Instruments - 3.0%
      Checkpoint Systems, Inc.       3,700        32,717       43,290

  Commercial Services - 2.1%
      Paychex, Inc.                  1,000        27,637       31,290

  Shoes and Leather - 1.1%
      Wolverine World Wide             900         8,477	   15,705

  Telecommunications Services - 0.9%
      AT&T Corporation               1,000        18,480       10,700
      AT&T Wireless                    321	   7,380        1,878
      Worldcom, Group                4,150        46,247          996
                                                --------     --------
                                                  72,107       13,574
   Entertainment - 0.1%
      Walt Disney Holding Co.           48         1,166          907
                                                --------     --------
TOTAL COMMON STOCKS                          $ 1,387,048  $ 1,466,913
                                               	========     ========


        The accompanying notes are an integral part of these statements.


















UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS FOR THE YEARS ENDED JUNE 30, 2002, 2001 AND 2000

                                        2002         2001         2000
INVESTMENT INCOME:
   Dividends                           $28,180	    $21,239      $22,196

EXPENSES:
   Management Fees                      20,086       15,099       12,199
   Reimbursement of Management Fees          -	          -         (258)
   Legal and Professional                6,375 	      6,063        4,000
   Directors' Fee                          850          800          600
   Amortization                            337 		  581          581
   Fidelity Bond                           863		  491          491
   Taxes                                   550	        150          350
   Registration Fees                     1,080	      1,029          960
   Bank Service Charges                  1,422	      1,000          535
   Dues and Subscriptions                  750	         83           88
                                       ----------------------------------
   Total expenses                       32,313       25,295       19,546
                                       ----------------------------------
Net investment income(loss)             (4,133)      (4,056)       2,650
                                       ----------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
 Realized gain (loss) from
    securities transactions             (1,324)        (463)      95,873
 Unrealized appreciation (depreciation)
    during the period                 (191,148)     216,095      (10,427)
                                       ----------------------------------
Net gain (loss) on investments        (192,472)     215,632       85,446
                                       ----------------------------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS         $(196,605)   $ 211,576     $ 88,096
                                       ==================================

        The accompanying notes are an integral part of these statements.














UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2002, 2001 AND 2000


                                           2002         2001         2000
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)        $ (4,133)    $ (4,056)     $ 2,650
   Net realized gains (loss) from
     securities transactions             (1,324)        (463)      95,873
   Net change in unrealized appreciation
   of investments                      (191,148)     216,095      (10,427)
                                        ---------------------------------
Increase (decrease) in net assets
     from operations                   (196,605)     211,576       88,096


CAPITAL SHARE TRANSACTIONS:
  Sales (62,800.889; 22,285.066; and
  11,736.574  shares)                   796,385      254,526      140,586
  Redemptions (10,370.596; 3,214.621;
  and 4,763.031 shares)                (119,805)     (38,032)     (55,077)
                                        ---------------------------------
    Total capital share transactions    676,580      216,494       85,509
                                        ---------------------------------
    Increase in net assets              479,975      428,070      173,605

NET ASSETS:
   Beginning of period                1,515,723    1,087,653      914,048
                                        ---------------------------------
   End of period                     $1,995,698   $1,515,723   $1,087,653
                                        =================================

        The accompanying notes are an integral part of these statements.




















UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002


(1)   The Organization

      The Unrestricted Series (the "Series") is a series of the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-end non-diversified management investment Company.


      The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

(2)   Summary of Significant Accounting Policies

      Cash -

      Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation -

      The Series records its investments at fair value.

      Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market sec-urities are valued at amortized cost which approximates market value.

      Federal Income Taxes -

      It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies to distribute all of its taxable income to its shareholders.
      In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


      Organization Expenses -

      Organization expenses are being amortized over a 60-month period.



      Distributions to Shareholders -

      The Series made a distribution of its net investment income and net realized capital gains to its shareholders on June 28, 2000, in the form of stock dividends equal to 8,561.674 shares of stock.

      Other -

      The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


(3) Investments

      For the year ended June 30, 2002, the Series purchased $681,874 of common stock. During the same period, the Series sold $439,446 of common stock

      For the year ended June 30, 2001, the Series purchased $456,897 of common stock. During the same period, the Series sold $322,569 of common stock.

      For the year ended June 30, 2000, the Series purchased $745,095 of common stock. During the same period, the Series sold $462,049 of common stock.

      At June 30, 2002, the gross unrealized appreciation for all securities totaled $302,040 and the gross unrealized depreciation for all securities totaled $222,175, or a net unrealized appreciation of $79,865. The aggre-gate cost of securities for federal income tax purposes at June 30, 2002 was $1,1387,048.

      At June 30, 2001, the gross unrealized appreciation for all securities totaled $383,335 and the gross unrealized depreciation for all securities totaled $124,990, or a net unrealized appreciation of $258,345. The aggregate cost of securities for federal income tax purposes at June 30, 2001 was $1,153,324.

      At June 30, 2000, the gross unrealized appreciation for all securities totaled $149,794 and the gross unrealized depreciation for all securities totaled $107,544, or a net unrealized appreciation of $42,250. The aggregate cost of securities for federal income tax purposes at June 30, 2000 was $1,019,460.



(4)   Investment Advisory Agreement

      Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC,subject to the supervision and approval of the Fund's board of directors, is res-ponsible for the day-to-day management of the Series' portfolio which includes selecting the investments and handling its business affairs.


      As compensation for its services to the Fund, the investment advisor re-ceives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

      Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.


(5)   Capital Share Transactions

      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquid-ation rights. Transactions in capital stock of the Series were as follows:

                                                Shares             Amount

      Balance at 7/1/99                        80,537.371         877,803
                                              -----------       ---------

      Shares sold during 2000                  11,736.574         140,586
      Shares redeemed during 2000             ( 4,763.031)       ( 51,456)
      Reinvestment of Distributions 6/30/00     8,561.674          98,887
                                              -----------       ---------
      Balance at 7/1/00                        96,072.588       1,065,820
                                              -----------       ---------

      Shares sold during 2001                  22,285.066         254,526
      Shares redeemed during 2001             ( 3,214.621)       ( 35,922)
					                -----------       ---------
      Balance at 7/1/01		                115,143.033       1,284,424
				                      -----------       ---------
      Shares sold during 2002                  62,800.889         796,385
      Shares redeemed during 2002             (10,370.596)       (119,805)
                                              -----------       ---------
      Balance at 7/1/02                       167,573.326     $ 1,961,004
                                              ===========       =========


UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS
(SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED JUNE 30, 2002 2001, AND 2000


                                                   2002       2001       2000
NET ASSET VALUE, beginning of period              $13.16     $11.32     $11.35
                                                  ----------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                    (.06)      (.03)       .03

    Net gain (loss) on securities both realized
      and unrealized                               (1.19)      1.87       1.07
                                                  ----------------------------
   Total from investment operations                (1.25)      1.84       1.10
                  		                    ----------------------------
 DISTRIBUTIONS
    Dividends                                          -          -      (1.13)
                                                  ----------------------------
NET ASSET VALUE, end of period                    $11.91     $13.16     $11.32
                                             	  ============================

NET ASSETS, end of period  	                $1,995,698 $1,515,723 $1,087,653
                                                  ============================


                                                 Actual     Actual      Actual
RATIO OF EXPENSES TO AVERAGE NET ASSETS            1.8%       2.0%        2.0%

RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                              (0.3%)     (0.3%)       0.3%
PORTFOLIO TURNOVER RATE                           25.1%      25.6%       47.3%



        The accompanying notes are an integral part of these statements.



















WESTERN NEW YORK SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF
JUNE 30, 2002
TOGETHER WITH
INDEPENDENT AUDITORS' REPORT

BONN, SHORTSLEEVE & GRAY, LLP
Certified Public Accountants
300 Linden Oaks Office Park
Rochester, NY 14625
Tel 585-381-9660
Fax 585-248-0603

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Bullfinch Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of the of the Western New York Series (a series within Bullfinch Fund, Inc.), including the schedules of investments in securities, as of June 30, 2002 and 2001, and the related statements of operations, changes in net assets and the financial highlights for the years ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights of the Bullfinch Fund, Inc. as of June 30, 1999, were audited by other auditors whose report dated August 4, 2000, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002 and 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Western New York Series (a series within the Bullfinch Fund, Inc.) as of June 30, 2002 and 2001, and the results of its operations, the change in its net assets and the financial highlights for the years ended in conformity with generally accepted accounting principles.

BONN, SHORTSLEEVE & GRAY, LLP
Rochester, New York
August 15, 2002
..







WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002

ASSETS

Investments in securities, at fair value,
 identified cost $ 321,346                              		 $ 300,210

Cash                                                                  44,068

Accrued interest and dividends                                           491

Prepaid expenses                                                         551

Due from investment adviser                                              241

Organization expenses, net of accumulated
 amortization of $3,321                                                   17
                                                          		----------
Total assets                                            		   345,578
                                                          		==========
LIABILITIES
Accounts payable                                                       3,492

NET ASSETS
Net assets (equivalent to $9.19 per share
 based on 37,239.478 shares of stock outstanding)      	      $  342,086
                                                        		==========

COMPOSITION OF NET ASSETS
   Shares of common stock                              	      $  364,694

   Accumulated net investment loss                        	            (767)

   Net unrealized (depreciation) on investments                      (21,841)
                                                                  -----------

  Net assets at June 30, 2002                             	      $  342,086
                                                         		===========

        The accompanying notes are an integral part of these statements.













WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
JUNE 30, 2002

                                                   Historical
Common Stocks - 100%                     Shares       Cost        Value

Railroads - 11.3%
      Genessee & Wyoming, Inc.            1,500      8,519       33,840

Electronic Components - 7.4%
      Astronics Corporation               1,205     10,487        9,640
      Astronics Corp., Class A              226	         0	      1,808
      Ultralife Batteries, Inc.           3,100     12,421       10,847
                                                  --------     --------
                                                    22,908       22,295
Leisure & Recreational - 7.0%
      Mattel, Inc.                   	1,000     14,245       21,080

Aerospace and Defense -  6.3%
     Moog, Inc. (A)		              150	     2,930	      6,432
     Northrop Grumman Corp.	              100	     2,536	     12,500
					                    --------	   --------
				                             5,466	     18,932
Commercial Services - 5.8%
     Paychex, Inc.                    	  225      4,413        7,040
     Harris Interactive, Inc.             3,100     10,633	     10,447
                                                  --------     --------
                                                    15,046       17,487
Real Estate and Related - 5.4%
      Sovran Self Storage                   250      6,892        8,543
      Home Properties of NY                 200      5,623        7,588
                                                  --------     --------
                                                    12,515       16,131
Computer Hardware - 4.8%
      Dell Computer Corp.                   350     10,734        9,149
      Performance Technologies, Inc.        800      8,632        5,304
                                                  --------     --------
                                                    19,366       14,453
Food & Beverages - 4.3%
      Constellation Brands, Inc.            400      5,018       12,800

Photographic Materials - 3.9%
      Eastman Kodak                         400     11,746       11,668

Natural Gas -  3.7%
       National Fuel Gas                    500     11,250       11,255

Steel - 3.7%
      Gibraltar Steel Corporation           500      8,975       11,095

Telecommunications Equipment - 3.7%
      Corning, Inc.		            3,100	    28,213       11,005


Auto Parts -  3.5%
       Delphi Corporation                   800	    10,262	     10,560

Airlines - 3.2%
       Southwest Airlines Co.               600	    11,658	      9,696

Computer Software - 3.1%
      Oracle	                          900     12,070        8,523
      Veramark Tech, Inc.                 1,500      9,782          795
                                                  --------     --------
                                                    21,852        9,318
Metal Fabrication and Hardware - 3.1%
      Graham Corp.                        1,000      8,828        9,200


Tobacco Products - 2.9%
      Phillip Morris, Inc.            	  200      4,892        8,736


Computer Distributors - 2.7%
      Ingram Micro, Inc.               	  600     10,909        8,250

Semiconductor - 2.6%
      Motorola, Inc.                   	  550     11,544        7,931

Chemical - 2.6%
      CPAC, Inc.                          1,200      7,236        7,776

Telecommunications Services - 2.3%
      AT&T Corporation                      250      6,430        2,675
      AT&T Wireless                          80      1,850	        468
      Choice One Communications           4,000	     8,840	      3,560
      Worldcom, Group                       850      8,900          204
                                                  --------     --------
                                                    26,020        6,907
Furniture - 2.0%
      Bush Industries, Inc.                 500      9,473        6,000

Industrial Services - 1.9%
      American Locker Group, Inc.           400      2,544        5,600

Office Equipment - 1.0%
      Xerox Corporation                     450     12,059        3,137

Industrial Materials - 0.9%
      Servotronics, Inc.                    600      5,624        2,640

Computer Services - 0.5%
      Computer Task Group, Inc.             300      7,064        1,491

Machinery - 0.3%
      Columbus McKinnon Corp.               100      2,344          864


Broadcasting - 0.0%
      Adelphia Communications Corp          400      5,770           64
                                                  --------     --------
TOTAL COMMON STOCK                               $ 321,346    $ 300,210
                                                  ========     ========


WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED JUNE 30, 2002, 2001, AND 2000

                                              2002       2001        2000
INVESTMENT INCOME:
   Dividends                               $ 4,698    $ 4,814     $ 4,848

EXPENSES:
   Management Fees                           4,020      3,364       2,980
   Reimbursement of Management Fees         (1,741)    (2,123)     (5,306)
   Legal and Professional                    1,290      1,062	  4,000
   Directors' Fee                              850        800         600
   Amortization                                666        778         778
   Fidelity Bond                               216        490         490
   Taxes                                       350        150         472
   Registration Fees                           200        369         462
   Bank Service Charges                        405        475         340
   Dues and Subscriptions                      250         31          96
                                           ------------------------------
   Total expenses                            6,506	  5,396       4,912
                                           ------------------------------
Net investment income (loss)                (1,808)      (582)        (64)
                                           ------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
   Realized gain (loss) from
     securities transactions                (1,242)      (160)       (359)
   Unrealized appreciation (depreciation)
     during the period                     (31,672)    10,535      15,314
                                           ------------------------------
   Net gain (loss) on investments          (32,914)    10,375      14,955
                                           ------------------------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS              $(34,722)   $10,593     $14,891
                                           ==============================

        The accompanying notes are an integral part of these statements.














WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2002, 2001, AND 2000

                                               2002        2001        2000
DECREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)            $ (1,808)    $  (582)     $  (64)
   Net realized (loss) from
     securities transactions                 (1,242)       (160)       (359)
   Net change in unrealized appreciation
      (depreciation) of investments         (32,377)     10,535      15,314
                                            -------------------------------

Increase (decrease) in net assets from
operations                                  (35,427)      9,793      14,891


CAPITAL SHARE TRANSACTIONS :
 Sales (7,943.301; 3,596.766; and
 225.479 shares)                             81,125      34,500       2,000
 Redemptions (242.034; 0; and 470.420
 shares)                                     (2,503)          -      (4,497)
                                            -------------------------------
       Total capital share transactions      78,622      34,500      (2,497)
                                            -------------------------------
       Increase in net assets                43,195      44,293      12,394



NET ASSETS:
   Beginning of period                      298,891     254,598     242,204
                                            -------------------------------
   End of period                           $342,086    $298,891    $254,598
                                            ===============================

        The accompanying notes are an integral part of these statements.



















WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002

(1)   The Organization

      The Western New York Series (the "Series") is a series of the Bullfinch Fund, Inc. (the "Fund") which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

      The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

(2)   Summary of Significant Accounting Policies

      Cash -

      Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation -

      The Series records its investments at fair value.

      Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market sec-urities are valued at amortized cost which approximates market value.

      Federal Income Taxes -

      It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its share-holders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

      Organization Expenses -

      Organization expenses are being amortized over a 60-month period.







      Other -

      The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


(3) Investments

      For the year ended June 30, 2002, the Series purchased $134,659 of common stock. During the same period, the Series sold $90,260 of common stock.

      For the year ended June 30, 2001, the Series purchased $51,980 of common stock. During the same period, the Series sold $23,513 of common stock.

      For the year ended June 30, 2000, the Series purchased $122,072 of common stock. During the same period, the Series sold $56,388 of common stock.

      At June 30, 2002, the gross unrealized appreciation for all securities totaled $71,689 and the gross unrealized depreciation for all securities totaled $92,825, or a net unrealized depreciation of $21,136. The aggre-gate cost of securities for federal income tax purposes at June 30, 2002 was $321,346.

      At June 30, 2001, the gross unrealized appreciation for all securities totaled $74,731 and the gross unrealized depreciation for all securities totaled $64,306, or a net unrealized appreciation of $10,245. The aggre-gate cost of securities for federal income tax purposes at June 30, 2001 was $280,038.

      At June 30, 2000, the gross unrealized appreciation for all securities totaled $32,853 and the gross unrealized depreciation for all securities totaled $32,964, or a net unrealized depreciation of $111. The aggre-gate cost of securities for federal income tax purposes at June 30, 2000 was $251,757.



(4)   Investment Advisory Agreement

      Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton &
      DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio which includes selecting investments and handling its business affairs.

      As compensation for its services to the Fund, the investment advisor re-ceives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

      Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.


(5)   Capital Share Transactions

      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquid-ation rights. Transactions in capital stock of the Series were as follows:

                                                Shares            Amount

      Balance at 7/1/99                        26,186.386          254,577
                                               ----------        ---------
      Shares sold during 2000                     225.479            2,000
      Shares redeemed during 2000                (470.420)          (5,005)
                                               ----------        ---------
      Balance at 7/1/00                        25,941.445          251,572
                                               ----------        ---------
      Shares sold during 2001                   3,596.766           34,500
      Shares redeemed during 2001                       -                -
                                               ----------        ---------
      Balance at 7/1/01                        29,538.211          286,072
                                               ----------        ---------
      Shares sold during 2002                   7,943.301           81,125
      Shares redeemed during 2002                (242.034)          (2,503)
                                               ----------        ---------
      Balance at 7/1/02                        37,239.478          364,694
                                               ==========        =========







WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS
(SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED JUNE 30, 2002, 2001, AND 2000


                                                 2002        2001        2000
NET ASSET VALUE, beginning of period           $10.12      $ 9.81      $ 9.25
                                               ------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
    Net investment income (loss)                (0.34)          -           -
    Net gain (loss) on securities both
      realized and unrealized                   (0.59)       0.31        0.56
                                               ------------------------------
    Total from investment operations            (0.93)       0.31        0.56
                                               ------------------------------
NET ASSET VALUE, end of period                 $ 9.19      $10.12    $   9.81
                                               ==============================

NET ASSETS, end of period                    $ 342,791   $ 298,891  $ 254,598
                                               ==============================


                                               Actual      Actual      Actual
RATIO OF EXPENSES TO AVERAGE NET ASSETS         2.0%        2.0%        2.0%

RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS                             (1.4%)       0.1%       (0.0%)

PORTFOLIO TURNOVER RATE                        28.0%        8.7%	     23.5%





        The accompanying notes are an integral part of these statements.